Employee Benefit Plans - Schedule of Assumptions Used (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Domestic plan [member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.30%	3.60%
Discount rate, net periodic pension cost	3.60%	4.00%	4.20%
Expected return on plan assets	7.00%	7.00%	7.30%
U.K. plan [member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.10%	2.60%
Salary inflation	1.80%	1.80%
Pension inflation	3.00%	3.00%
Discount rate, net periodic pension cost	2.60%	2.80%	3.90%
Expected return on plan assets	5.50%	5.50%	6.50%
Salary inflation, net periodic pension cost	1.80%	1.90%	1.70%
Pension inflation, net periodic pension cost	3.00%	3.10%	2.80%
International plans [member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.30%	2.40%
Salary inflation	2.20%	2.20%
Pension inflation	1.80%	1.80%
Discount rate, net periodic pension cost	2.90%	3.00%	3.50%
Expected return on plan assets	4.60%	4.30%	5.40%
Salary inflation, net periodic pension cost	2.20%	2.10%	2.10%
Pension inflation, net periodic pension cost	1.80%	1.70%	1.60%